Segment Information	6 Months Ended
Jun. 30, 2012
Segment Information
(7)	Segment Information

As described in Note 1 “Nature of Business”, the Company operates in three reportable segments: Container ownership, Container management and Container resale. The following tables show segment information for the three and six months ended June 30, 2012 and 2011, reconciled to the Company’s income before taxes as shown in its condensed consolidated statements of income:

Three Months Ended June 30, 2012	Container Ownership	Container Management	Container Resale	Other	Eliminations	Totals
Lease rental income	$91,497	$294	$—	$—	$—	$91,791
Management fees from external customers	—	6,100	1,193	—	—	7,293
Inter-segment management fees		12,290	1,880		(14,170)	—
Trading container sales proceeds	—	—	12,744	—	—	12,744
Gains on sale of containers, net	8,162	—	—	—	—	8,162

Total revenue	$99,659	$18,684	$15,817	$—	$(14,170)	$119,990

Depreciation expense	$23,685	$192	$—	$—	$(1,076)	$22,801

Interest expense	$18,531	$—	$—	$—	$—	$18,531

Unrealized gains on interest rate swaps and caps, net	$1,025	$—	$—	$—	$—	$1,025

Segment income before income taxes and noncontrolling interest	$39,573	$10,597	$3,598	$(982)	$(3,542)	$49,244

Total assets	$2,710,333	$100,793	$19,177	$4,185	$(60,434)	$2,774,054

Purchases of long-lived assets	$366,198	$219	$—	$—	$—	$366,417

Three Months Ended June 30, 2011	Container Ownership	Container Management	Container Resale	Other	Eliminations	Totals
Lease rental income	$82,798	$251	$—	$—	$—	$83,049
Management fees from external customers	—	6,287	1,328	—	—	7,615
Inter-segment management fees		11,325	1,448		(12,773)	—
Trading container sales proceeds	—	—	5,655	—	—	5,655
Gains on sale of containers, net	9,417	—	—	—	—	9,417

Total revenue	$92,215	$17,863	$8,431	$—	$(12,773)	$105,736

Depreciation expense	$24,553	$204	$—	$—	$(756)	$24,001

Interest expense	$9,011	$—	$—	$—	$—	$9,011

Unrealized losses on interest rate swaps and caps, net	$4,453	$—	$—	$—	$—	$4,453

Segment income before income taxes and noncontrolling interest	$57,587	$9,191	$2,305	$(852)	$(3,254)	$64,977

Total assets	$2,129,720	$109,836	$3,879	$2,437	$(42,850)	$2,203,022

Purchases of long-lived assets	$422,105	$309	$—	$—	$—	$422,414

Six Months Ended June 30, 2012	Container Ownership	Container Management	Container Resale	Other	Eliminations	Totals
Lease rental income	$179,222	$457	$—	$—	$—	$179,679
Management fees from external customers	—	11,869	2,225	—	—	14,094
Inter-segment management fees		22,711	3,715		(26,426)	—
Trading container sales proceeds	—	—	24,281	—	—	24,281
Gains on sale of containers, net	19,451	—	—	—	—	19,451

Total revenue	$198,673	$35,037	$30,221	$—	$(26,426)	$237,505

Depreciation expense	$46,080	$382	$—	$—	$(2,081)	$44,381

Interest expense	$33,250	$—	$—	$—	$—	$33,250

Unrealized gains on interest rate swaps and caps, net	$2,073	$—	$—	$—	$—	$2,073

Segment income before income taxes and noncontrolling interest	$83,257	$18,641	$6,949	$(2,158)	$(5,659)	$101,030

Total assets	$2,710,333	$100,793	$19,177	$4,185	$(60,434)	$2,774,054

Purchases of long-lived assets	$522,386	$346	$—	$—	$—	$522,732

Six Months Ended June 30, 2011	Container Ownership	Container Management	Container Resale	Other	Eliminations	Totals
Lease rental income	$154,852	$556	$—	$—	$—	$155,408
Management fees from external customers	—	12,675	2,624	—	—	15,299
Inter-segment management fees		21,697	2,607		(24,304)	—
Trading container sales proceeds	—	—	10,420	—	—	10,420
Gains on sale of containers, net	15,811	—	—	—	—	15,811

Total revenue	$170,663	$34,928	$15,651	$—	$(24,304)	$196,938

Depreciation expense	$43,902	$406	$—	$—	$(1,441)	$42,867

Interest expense	$16,534	$—	$—	$—	$—	$16,534

Unrealized losses on interest rate swaps and caps, net	$2,242	$—	$—	$—	$—	$2,242

Segment income before income taxes and noncontrolling interest	$97,390	$17,459	$4,167	$(1,778)	$(6,834)	$110,404

Total assets	$2,129,720	$109,836	$3,879	$2,437	$(42,850)	$2,203,022

Purchases of long-lived assets	$582,105	$486	$—	$—	$—	$582,591

General and administrative expenses are allocated to the reportable business segments based on direct overhead costs incurred by those segments. Amounts reported in the “Other” column represent activity unrelated to the active reportable business segments. Amounts reported in the “Eliminations” column represent inter-segment management fees between the Container management and Container resale segments and the Container ownership segment.

Geographic Segment Information

The Company’s container lessees use containers for their global trade utilizing many worldwide trade routes. The Company earns its revenue from international carriers when the containers are on hire. Substantially all of the Company’s leasing related revenue is denominated in U.S. dollars. As all of the Company’s containers are used internationally, where no one container is domiciled in one particular place for a prolonged period of time, all of the Company’s long-lived assets are considered to be international with no single country of use.